Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0001951294
Registrant Name	VS MEDIA Holdings Ltd
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES